Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Asset retirement obligation	$ 0.8	$ 1.5	$ 1.4
Variable lease cost, COVID-19	$ 0.2
Operating lease, lease not yet commenced		$ 9.1	$ 8.9
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, term of contract		4 years	5 years
Operating lease, renewal term		1 year	1 year
Lease not yet commenced, term			4 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, term of contract		10 years	10 years
Operating lease, renewal term		5 years	5 years
Lease not yet commenced, term			9 years